Stock-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Research & development expenses	$ 4,724	$ 2,393
Selling & marketing expenses	6,025	2,653
General & administrative expenses	13,776	4,777
Common Stock
Total	9,935	42
Research & development expenses	1,834
Selling & marketing expenses	3,134
General & administrative expenses	$ 4,967	$ 42